Note 8 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
€ in Millions
	Jun. 30, 2019	Dec. 31, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 44,565	€ 58,196
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	5,544	6,346
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	29,216	43,880
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	9,805	7,970
Total
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 44,565	€ 58,196